EMPLOYEE BENEFITS OBLIGATIONS - Plan Assets (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value of plan assets [line items]
Plan assets	$ 623.9	$ 641.9
Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	164.8	80.2
Cash and cash equivalents	12.1	11.2
Other	0.8	0.5
Plan assets	617.1	574.7
Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds and instruments	2.6	2.6
Insured annuities	0.0	60.3
Other	0.6	0.6
Plan assets	6.8	67.2
Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Debt instruments	115.4	113.0
Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Debt instruments	105.7	104.3
Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Debt instruments	3.6	3.7
Quoted
Disclosure of fair value of plan assets [line items]
Plan assets	6.2	6.3
Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	0.0	0.0
Cash and cash equivalents	0.0	0.0
Other	0.0	0.0
Plan assets	0.0	0.0
Quoted | Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds and instruments	2.6	2.6
Insured annuities	0.0	0.0
Other	0.0	0.0
Plan assets	6.2	6.3
Quoted | Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Debt instruments	0.0	0.0
Quoted | Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Debt instruments	0.0	0.0
Quoted | Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Debt instruments	3.6	3.7
Unquoted
Disclosure of fair value of plan assets [line items]
Plan assets	617.7	635.6
Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	164.8	80.2
Cash and cash equivalents	12.1	11.2
Other	0.8	0.5
Plan assets	617.1	574.7
Unquoted | Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds and instruments	0.0	0.0
Insured annuities	0.0	60.3
Other	0.6	0.6
Plan assets	0.6	60.9
Unquoted | Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Debt instruments	115.4	113.0
Unquoted | Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Debt instruments	105.7	104.3
Unquoted | Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Debt instruments	0.0	0.0
Canadian | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds and instruments	72.9	78.2
Canadian | Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds and instruments	0.0	0.0
Canadian | Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds and instruments	72.9	78.2
Foreign | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds and instruments	145.4	187.3
Foreign | Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds and instruments	0.0	0.0
Foreign | Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds and instruments	$ 145.4	$ 187.3